Property, plant and equipment - Summary of detailed information about property, plant and equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	¥ (58)	¥ 0
Ending Balance	548
Electronic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	548	0
Electronic Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Additions	606
Ending Balance	606	0
Electronic Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Charge for the year	(58)
Ending Balance	¥ (58)	¥ 0